Federated Municipal Securities Fund, Inc.

(formerly, Liberty Municipal Securities Fund, Inc.)

20TH SEMI-ANNUAL REPORT SEPTEMBER 30, 1996

ESTABLISHED 1976

MUNICIPAL

Dear Fellow Shareholder:

Federated Municipal Securities Fund, Inc. was established in 1976, and I am pleased to present the 20th Semi-Annual Report for the fund covering the six-month period from April 1, 1996, to September 30, 1996.

This report begins with an interview with J. Scott Albrecht, Vice President, Federated Advisers, who co-manages the fund with Mary Jo Ochson, Senior Vice President, Federated Advisers. Following the interview is a complete listing of the tax-free municipal securities that comprise the fund's holdings and the financial statements.

Federated Municipal Securities Fund has provided tax-free income from a broadly diversified list of long-term municipal issues since 1976.* On September 30, 1996, the fund's $729.2 million in net assets was invested across more than 80 tax-free securities issued by municipalities across our country. The fund's weighted average effective maturity was 13.45 years.

In the past six months, institutional and individual investors were concerned with inflation and the possible rise in interest rates. The rate of inflation is low, and the Federal Reserve Board did not increase interest rates. Nevertheless, the public's perception did not change. The other factor influencing tax-free bond prices was the flat tax scare, which also seems to be history. We are optimistic about tax-free bond prices -- short and long term.

The performance of each share class follows:**

                   TOTAL RETURN  INCOME          CAPITAL GAIN
Class A Shares        0.48%          $0.31           $0.10
Class B Shares        0.03%          $0.26           $0.10
Class C Shares        0.04%          $0.27           $0.10

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted is based on net asset value and reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, and Class C Shares were -4.05%,
-5.49%, and -0.91%, respectively.

Thank you for investing a portion of your wealth in Federated Municipal Securities Fund, Inc. The fund is a convenient way to invest in a broad list of municipal securities. You can pursue income from the fund or seek to build your account by reinvesting your dividends and compounding tax free.

Sincerely yours,

[Graphic]

J. Christopher Donahue

President

November 15, 1996

SCOTT, COULD YOU PLEASE COMMENT ON DEVELOPMENTS IN THE TAX-FREE MARKET OVER THE SIX-MONTH PERIOD FROM APRIL 1, 1996 THROUGH SEPTEMBER 30, 1996?

The fixed-income markets in general have shown a considerable lack of direction during the third quarter. Economic data has given inconsistent indications as to the direction the economy is headed, which has contributed to the markets' volatility and the unstable market psychology.

The considerable yield volatility should provide some indication as to the lack of direction embedded in the municipal bond market. The flat tax premium that was discounted in the municipal bond market has been diminishing since its peak in the Fall of 1995. This reflects the market's perception that the flat tax has become increasingly unlikely to occur, and that a buying opportunity existed as a result of overreaction to press reports covering the issue. Credit spreads are still narrow by historical standards (AAA to A spread is only 27 basis points), which provides the opportunity to upgrade portfolio credit quality with a minimal impact on portfolio income. The continued flatness at the long end of the yield curve (21 basis point yield difference between 15- and 30-year maturities) provides an unfavorable yield per increment of risk (duration) tradeoff beyond 15 to 19 years in maturity.

HOW HAS THE MUNICIPAL MARKET FARED VERSUS OTHER FIXED-INCOME SECTORS OVER THE PAST SIX MONTHS?

The municipal bond market experienced strong performance relative to the Treasury market over the reporting period. From September 1995 to February 1996, the 30-year, A-rated municipal yield was in a range of 90%-92% of comparable Treasury issues. Since that time, the flat tax passage is appearing less probable, municipal bond values increased versus those of Treasury issues. By March 1996, long-term municipal yields descended to 87.3% of long-term Treasury yields.

Municipals continued to outperform Treasurys throughout the spring and summer months due to strong retail demand coupled with a limited amount of new municipal bond issuance. The valuation of municipals versus Treasurys ended the reporting period at a period low of 81.1%.

IN THIS ENVIRONMENT, HOW DID FEDERATED MUNICIPAL SECURITIES FUND, INC. PERFORM WITH RESPECT TO INVESTMENT RETURN?

For the six-month period ended September 30, 1996, the fund produced a total return of 0.48% for Class A Shares based on a net asset value. Total returns for Class B Shares and Class C Shares were 0.03% and 0.04%, respectively.* These returns were below average, primarily as a result of fund holdings in paper de-inking issues involving plants that convert office waste paper to recycled, marketable pulp. Weakness in pulp prices drove down the value of the bonds over the past 12 months.

AS AN INCOME-ORIENTED FUND, HOW DID FEDERATED MUNICIPAL SECURITIES FUND, INC. PERFORM IN TERMS OF INCOME AND DISTRIBUTION RATE?

Very well. The fund provided a distribution rate on September 30, 1996, of 5.69% based on offering price.** For investors in the 39.6%, 36%, and 31% tax brackets, this yield is the equivalent to taxable yields of 9.42%, 8.89% and 8.25%, respectively. The above-average income distribution was primarily the result of a concentration in higher yielding sectors of the municipal market, such as hospital and housing bonds.

Perhaps one of the most important considerations for shareholders over the long term is the fund's record of balancing gains and losses for securities sold so as not to distribute any net realized capital gains, which are taxable. The fund has also avoided market discount bonds that could produce taxable ordinary income for shareholders.


* Performance quoted is based on net asset value and reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, and Class C Shares were -4.05%,
-5.49%, and -0.91%, respectively.
** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

WHAT WERE THE FUND'S TOP HOLDINGS?

At the end of the period, the top five holdings were:

                                           % OF
NAME                          RATING+   PORTFOLIO
Indianapolis,
Indiana Airport
Authority Special
Facilities Revenue
Bonds; 7.10% due
1/15/2017                      BBB         3.84%
Long Beach,
California Harbor
Revenue Bonds;
5.37% due
5/15/2020                      Aaa         3.81%
District of
Columbia Revenue
Bonds; 7.15% due
4/1/2021                        A+         3.29%
Pennsylvania EDFA
Wastewater
Treatment Revenue
Bonds; 7.60% due
12/1/2024                      BBB+        3.15%
San Antonio, Texas
Electric & Gas
Revenue Refunding
Bonds; 5.00% due
2/1/2017                       Aa1         2.84%


+ Bond ratings are by Standard & Poor's Ratings Group or Moody's Investors Service, two independent municipal bond rating agencies.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED MUNICIPAL SECURITIES FUND, INC.

(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $20,000 IN THE CLASS A SHARES OF FEDERATED MUNICIPAL SECURITIES FUND, INC. ON 10/4/76, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $66,674 ON 9/30/96. YOU WOULD HAVE EARNED A 6.21%* AVERAGE ANNUAL TOTAL RETURN FOR THE 20-YEAR INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 9/30/96, the Class A Shares' average annual one-year, five-year and ten-year total returns were -2.82%, 4.92%, and 6.39%, respectively.
Class B Shares' average annual one-year and since inception (7/26/94) total returns were -4.68%, and 1.70%, respectively. Class C Shares' average annual one-year and since inception (4/21/93) total returns were -0.06% and 2.76%, respectively.
Graphic omitted, see appendix A
* Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED MUNICIPAL SECURITIES FUND, INC.

(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 20 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $45,079.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $20,000 but your account would have reached a total value of $45,079* by 9/30/96. You would have earned an average annual total return of 7.24%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

[Graphic] omitted, see appendix B

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor. Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED MUNICIPAL SECURITIES FUND, INC.

(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR TAX-FREE INCOME

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket. On September 30, 1986, the Bartletts invested $25,000 in the Class A Shares of Federated Municipal Securities Fund, Inc.

As this chart shows, in 10 years, their original $25,000 investment has grown to $46,456 -- that's $22,705 in tax-free income.* This represents a 6.39% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.

[Graphic] omitted, see appendix C

* Income may be subject to the federal alternative minimum tax and state and local taxes.

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
SHORT-TERM MUNICIPALS -- 1.3%
             KENTUCKY -- 0.5%
$  4,000,000 Kentucky Pollution Abatement
             & Water Resource
             Finance Authority Daily VRDNs
             (Toyota Motor Credit
             Corp.)                                 NR         $   4,000,000
             NEW YORK -- 0.8%
   6,000,000 New York City, NY, (Series
             1994) Daily VRDNs (Chase
             Manhattan Bank N.A., New York          A+             6,000,000
             LOC)
                      TOTAL SHORT-TERM MUNICIPALS                 10,000,000
                      (AT AMORTIZED COST)
LONG-TERM MUNICIPALS -- 97.5%
             ALASKA -- 4.0%
  10,500,000 Valdez, AK Marine Terminal,
             Refunding Revenue Bonds
             (Series C), 5.65% (BP                  AA-           10,144,680
             Pipeline Inc.), 12/1/2028
  20,000,000 Valdez, AK Marine Terminal, Revenue
             Refunding Bonds
             (Series B), 5.50% (BP                  AA-           18,896,000
             Pipeline Inc.), 10/1/2028
                      Total                                       29,040,680
             ARIZONA -- 1.5%
  10,000,000 Salt River Project, AZ
             Agricultural Improvement &
             Power District, Electric
             System Revenue Bonds
             (Series A), 7.875% (United
             States Treasury PRF)/
             (Original Issue Yield:                 Aaa           10,670,800
             7.916%), 1/1/1998 (@102)
             CALIFORNIA -- 6.1%
   5,000,000 California PCFA, Refunding
             Revenue Bonds (Series A),
             5.90% (San Diego Gas &
             Electric)/(Original Issue
             Yield:
             5.934%), 6/1/2014                      A2             5,181,300
  11,290,000 California PCFA, Solid Waste
             Disposal Revenue Bonds,
             6.875% (Browning-Ferris
             Industries, Inc.)/(Original
             Issue Yield: 6.95%),                    A            12,000,254
             11/1/2027
  29,000,000 Long Beach California Harbor,
             Revenue Bonds, 5.375%
             (MBIA INS)/(Original Issue             Aaa           27,512,590
             Yield: 5.75%), 5/15/2020
                      Total                                       44,694,144

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             DISTRICT OF COLUMBIA -- 6.1%
$ 12,775,000 District of Columbia Hospital
             Authority, Revenue
             Refunding Bonds (Series A),
             7.125% (Medlantic
             Healthcare Group)/(Original
             Issue Yield: 7.30%),
             8/15/2019                             Baa1       $   13,246,270
   2,000,000 District of Columbia Hospital
             Authority, Revenue
             Refunding Bonds (Series B),
             7.00% (Medlantic
             Healthcare Group)/(Original
             Issue Yield: 7.282%),
             8/15/2015                             Baa1            2,076,880
  22,250,000 District of Columbia, Revenue
             Bonds (Series B), 7.15%
             (Georgetown University)/(Original
             Issue Yield: 7.191%),
             4/1/2021                               A+            23,774,570
   4,765,000 Georgetown University, 8.25%,          AA-            5,119,325
             4/1/2018
                      Total                                       44,217,045
             FLORIDA -- 1.5%
   4,335,000 Florida State Board of Education
             Administration, UT GO
             Capital Outlay Bonds, 9.125%
             (Florida State)/(Original
             Issue Yield: 9.173%),                  AA             6,056,168
             6/1/2014
     665,000 Florida State Board of Education
             Administration, UT GO
             Capital Outlay Bonds, 9.125%
             (Florida State)/(United
             States Treasury
             COL)/(Original Issue Yield:
             9.173%),
             6/1/2014                               Aaa              927,343
   3,000,000 Florida State, UT GO Bonds,
             Broward County
             Expressway Authority, 10.00%
             (Original Issue Yield:
             10.105%), 7/1/2014                     AA             4,483,560
                      Total                                       11,467,071
             GEORGIA -- 1.8%
   5,000,000 Georgia Municipal Electric
             Authority, Power Revenue
             Bonds (Series O), 8.125%,              A+             5,324,150
             1/1/2017
   2,500,000 Georgia Municipal Electric
             Authority, Revenue
             Refunding Bonds (Series Q),
             8.375% (Original Issue
             Yield: 8.397%), 1/1/2016               AA-            2,669,625

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             GEORGIA -- CONTINUED
$  5,000,000 Metropolitan Atlanta Rapid
             Transit Authority, Sales Tax
             Revenue Bonds (Series J),
             8.00% (United States Treasury
             PRF)/(Original Issue Yield:            Aaa        $   5,410,650
             8.043%), 7/1/1998 (@102)
                      Total                                       13,404,425
             ILLINOIS -- 5.8%
   5,000,000 Illinois Development Finance
             Authority, Housing
             Revenue Bonds, 6.10%
             (Catholic Charities Housing
             Development Corp.), 1/1/2020           NR             4,514,300
  14,430,000 Illinois Health Facilities
             Authority, Hospital Revenue
             Bonds (Series A), 9.25%
             (Edgewater Hospital & Medical
             Center, IL), 7/1/2024                  NR            15,215,569
   6,250,000 Illinois State Sales Tax,
             Revenue Bonds (Series H),
             7.625% (United States
             Treasury PRF)/(Original Issue
             Yield: 7.645%), 6/15/1998              Aaa            6,723,688
             (@102)
  16,000,000 Illinois State, UT GO Bonds,
             5.125% (FGIC INS),
             12/1/2004                              Aaa           16,201,280
                      Total                                       42,654,837
             INDIANA -- 6.7%
   6,200,000 Indiana Health Facilities
             Finance Authority, Hospital
             Revenue Bonds, 6.625% (Floyd
             Memorial Hospital, IN)/
             (Original Issue Yield:                  A             6,366,408
             6.902%), 2/15/2022
  26,000,000 Indianapolis, IN Airport
             Authority, Special Facilities
             Revenue Bonds, 7.10% (Federal
             Express Corp.)/
             (Original Issue Yield:                 BBB           27,734,460
             7.178%), 1/15/2017
  10,000,000 Kokomo, IN Hospital
             Authority, Revenue Refunding
             Bonds, 6.35% (St. Joseph
             Hospital, IN)/(Original Issue
             Yield: 6.40%), 8/15/2013               BBB            9,869,900
   4,500,000 LaPorte County, IN Hospital
             Authority, Hospital Facility
             Revenue Refunding Bonds,
             6.25% (LaPorte Hospital,
             Inc., IN)/(Original Issue              BBB            4,418,190
             Yield: 6.35%), 3/1/2012
                      Total                                       48,388,958

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             LOUISIANA -- 2.8%
$  6,000,000 De Soto Parish, LA
             Environmental Improvement
             Authority, Revenue Bonds,
             7.70% (International Paper
             Co.), 11/1/2018                        A-          $  6,825,720
   3,550,000 St. Charles Parish, LA, Solid
             Waste Disposal Revenue
             Bonds (Series A), 7.00%
             (Louisiana Power & Light
             Co.)/
             (Original Issue Yield:                BBB+            3,691,468
             7.04%), 12/1/2022
  10,000,000 St. James Parish, LA, Solid
             Waste Disposal Revenue
             Bonds, 7.70% (Freeport
             McMoRan, Inc.)/(Original
             Issue
             Yield: 7.75%), 10/1/2022               NR            10,237,400
                      Total                                       20,754,588
             MARYLAND -- 1.7%
  12,220,000 Maryland State Community
             Development
             Administration, SFM Revenue
             Bonds (5th Series),
             6.75%, 4/1/2026                        Aa            12,652,832
             MASSACHUSETTS -- 2.7%
  33,800,000(a)Massachusetts IFA, Solid
            Waste Disposal Sr. Lien
             Revenue Bonds (Series A),
             9.00% (Massachusetts
             Recycling Association),                NR            17,269,096
             8/1/2016
   2,200,000 Massachusetts State HFA,
             Rental Housing Mortgage
             Revenue Bonds, 1995 Series E,
             5.90% (AMBAC INS),
             7/1/2025                               Aaa            2,169,794
                      Total                                       19,438,890
             MICHIGAN -- 2.7%
  15,455,000 Michigan State Hospital
             Finance Authority, Revenue
             Bonds, 5.25% (St. John
             Hospital, MI)/(AMBAC INS)/
             (Original Issue Yield:                 Aaa           14,454,134
             5.65%), 5/15/2026
     500,000 Michigan State Hospital
             Finance Authority, Revenue
             Bonds, Providence Hospital,
             7.00% (Daughters of
             Charity)/(Original Issue               Aa               540,785
             Yield: 7.04%), 11/1/2021

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             MICHIGAN -- CONTINUED
$  5,000,000 Royal Oak, MI Hospital
             Finance Authority, Refunding
             Revenue Bonds, 5.25% (William
             Beaumont Hospital,
             MI)/(Original Issue Yield:             AA         $   4,672,000
             5.943%), 1/1/2020
                      Total                                       19,666,919
             MINNESOTA -- 2.3%
  16,900,000 St. Paul, MN Housing &
             Redevelopment Authority,
             Hospital Revenue Refunding
             Bonds (Series A), 6.625%
             (Healtheast, MN)/(Original
             Issue Yield: 6.687%),
             11/1/2017                             BBB-           16,994,809
             NEW MEXICO -- 0.7%
   5,000,000 Farmington, NM, PCR Refunding
             Bonds (Series A),
             7.20% (Southern California
             Edison Co.)/(Original Issue
             Yield: 7.30%), 4/1/2021                Aa3            5,422,700
             NEW YORK -- 10.7%
   3,000,000 Municipal Assistance Corp. of
             New York, Revenue
             Bonds (Series 67), 7.625%
             (Original Issue Yield:
             7.698%),
             7/1/2008                               AA-            3,285,990
  18,000,000 New York City Municipal Water
             Finance Authority,
             Revenue Bonds (Series A),
             5.50% (Original Issue Yield:
             6.25%), 6/15/2020                       A            16,965,000
  13,600,000 New York City, NY IDA,
             Special Facility Revenue
             Bonds, 6.00% (Terminal One
             Group Association)/
             (Original Issue Yield:                  A            13,393,416
             6.45%), 1/1/2019
  10,000,000 New York City, NY, UT GO
             Bonds (Series B), 6.00%
             (Original Issue Yield:                BBB+            9,604,100
             6.25%), 8/15/2026
   5,000,000 New York State Environmental
             Facilities Corp., Solid
             Waste Disposal Revenue Bonds,
             6.10% (Occidental
             Petroleum Corp.)/(Original
             Issue Yield: 6.214%),
             11/1/2030                              BBB            4,871,700
   2,000,000 New York State Mortgage
             Agency, Mortgage Revenue
             Bonds (Series 30-B), 6.65%             Aa             2,063,500
             (FHA GTD), 10/1/2025

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             NEW YORK -- CONTINUED
$ 13,000,000 New York State Power
             Authority, Revenue Bonds
             (Series V), 8.00% (United
             States Treasury PRF),
             1/1/1998 (@102)                        AA         $  13,885,040
   9,000,000 Triborough Bridge & Tunnel
             Authority, NY, General
             Purpose Revenue Bonds (Series O),
             7.70% (United States
             Treasury PRF), 1/1/1999                Aaa            9,802,800
             (@101.5)
   4,300,000 Triborough Bridge & Tunnel
             Authority, NY, Revenue
             Refunding Bonds (Series L),
             8.125% (Original Issue
             Yield: 8.22%), 1/1/2012                Aa             4,588,659
                      Total                                       78,460,205
             NORTH CAROLINA -- 3.2%
   9,000,000 Martin County, NC IFA,
             (Series 1995) Solid Waste
             Disposal Revenue Bonds, 6.00%
             (Weyerhaeuser Co.),
             11/1/2025                               A             9,039,240
  13,500,000 North Carolina Municipal
             Power Agency No. 1,
             Catawba Electric Revenue
             Refunding Bonds, 7.875%
             (United States Treasury PRF),          Aaa           14,410,710
             1/1/1998 (@102)
                      Total                                       23,449,950
             OHIO -- 0.2%
   1,000,000 Franklin County, OH Hospital
             Facility Authority,
             Hospital Revenue Refunding &
             Improvement Bonds,
             7.25% (Riverside United
             Methodist Hospital)/(MBIA
             INS)/(Original Issue Yield:            Aaa            1,095,110
             7.29%), 5/15/2020
             OKLAHOMA -- 1.1%
   7,500,000 Tulsa, OK Municipal Airport,
             Revenue Bonds, 7.60%
             (American Airlines)/(Original
             Issue Yield: 7.931%),
             12/1/2030                             Baa2            8,043,600

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             PENNSYLVANIA -- 10.5%
$    750,000 Geisinger Authority, PA
             Health System, Revenue Bonds,
             7.625% (United States
             Treasury PRF)/(Original Issue
             Yield: 7.697%), 7/1/1999               AA         $     825,810
             (@102)
   1,300,000 Latrobe, PA Industrial
             Development Authority,
             College
             Revenue Bonds, 6.75% (St.
             Vincent College, PA)/
             (Original Issue Yield:                Baa1            1,318,655
             7.00%), 5/1/2024
   6,250,000 Pennsylvania EDFA, Revenue
             Bonds, 7.60% (Macmillan
             Bloedel LTD
             Partnership)/(Original Issue
             Yield: 7.65%),
             12/1/2020                             Baa2            6,942,875
  20,500,000 Pennsylvania EDFA, Wastewater
             Treatment Revenue
             Bonds (Series A), 7.60% (Sun
             Co., Inc.)/(Original Issue
             Yield: 7.653%), 12/1/2024             BBB+           22,781,035
   8,000,000 Pennsylvania Housing Finance
             Authority, SFM Revenue
             Bonds (Series 39B), 6.875%,            AA             8,424,480
             10/1/2024
   4,000,000 Pennsylvania State Higher
             Education Facilities
             Authority, Hospital Revenue
             Bonds (Series A), 7.25%
             (Allegheny General
             Hospital)/(Original Issue
             Yield:
             7.40%), 9/1/2017                       AA-            4,295,480
  12,865,000 Pennsylvania State Higher
             Education Facilities
             Authority, Revenue Bonds
             (Series A), 7.375% (Medical
             College of
             Pennsylvania)/(United States
             Treasury PRF)/
             (Original Issue Yield:                 AAA           14,375,351
             7.45%), 3/1/2021
  15,000,000 Philadelphia, PA School
             District, UT GO (Series B),
             5.50% (AMBAC INS)/(Original
             Issue Yield: 5.95%),
             9/1/2025                               Aaa           14,545,500
   2,000,000 Sayre, PA, Health Care
             Facilities Authority, Revenue
             Bonds (Series A), 7.10%
             (Guthrie Healthcare System,
             PA)/(AMBAC INS)/(Original
             Issue Yield: 7.175%),
             3/1/2017                               Aaa            2,206,400
                      Total                                       75,715,586

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             TENNESSEE -- 1.9%
$ 13,000,000 Springfield, TN Health &
             Educational Facilities Board,
             Hospital Revenue Bonds, 8.50%
             (Jesse Holman Jones
             Hospital Corp, TN)/(Original
             Issue Yield: 8.875%),
             4/1/2024                               NR         $  13,902,070
             TEXAS -- 14.5%
   4,000,000 Brazos River Authority, TX,
             PCR Revenue Bonds
             (Series A), 7.875% (Texas
             Utilities Electric Co.),
             3/1/2021                               BBB            4,433,400
  12,750,000 Dallas-Fort Worth, TX
             International Airport
             Facilities,
             Revenue Bonds, 7.25%
             (American Airlines)/(Original
             Issue Yield: 7.428%),                 Baa2           13,579,515
             11/1/2030
   2,000,000 Gulf Coast, TX Waste Disposal
             Authority, Revenue
             Bonds (Series A), 6.875%
             (Champion International
             Corp.)/(Original Issue Yield:         Baa1            2,074,300
             7.15%), 12/1/2028
   3,360,000 Houston, TX Hotel Occupancy
             Tax, Sr. Lien Refunding
             Revenue Bonds, 6.00% (FSA              Aaa            3,566,808
             INS), 7/1/2004
  18,000,000 Houston, TX Water & Sewer
             System, Junior Lien
             Refunding Revenue Bonds
             (Series A), 5.25% (FGIC
             INS)/(Original Issue Yield:            Aaa           16,889,760
             5.60%), 12/1/2025
   3,700,000 Red River Authority, TX, PCR
             Bonds, 6.875% (Hoechst
             Celanese Corp.)/(Original
             Issue Yield: 6.939%),
             4/1/2017                               AA-            3,956,299
   7,220,000 Richardson, TX Hospital
             Authority, Hospital Refunding
             & Improvement Bonds, 6.50%
             (Richardson Medical
             Center, TX)/(Original Issue           BBB-            7,256,244
             Yield: 6.72%), 12/1/2012
   1,000,000 Richardson, TX Hospital
             Authority, Hospital Refunding
             & Improvement Bonds, 6.75%
             (Richardson Medical
             Center, TX)/(Original Issue           BBB-            1,018,670
             Yield: 6.82%), 12/1/2023
  22,450,000 San Antonio, TX Electric &
             Gas, Revenue Refunding
             Bonds, 5.00% (Original Issue           Aa1           20,482,258
             Yield: 6.10%), 2/1/2017
   1,950,000 Texas State, UT GO Veterans Housing
             Assistance, 7.00%,
             12/1/2025                              AA             2,046,642

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
TEXAS -- CONTINUED
$ 16,000,000 Texas State, Veterans Land UT
             GO Bonds (Series 1996),
             5.25% (Original Issue Yield:           AA         $  14,698,560
             5.50%), 12/1/2026
  12,505,000 Travis County, Texas Housing
             Finance Corp., SFM
             Revenue Bonds, 7.10% (GNMA             AAA           13,118,245
             COL), 10/1/2027
   3,000,000 Tyler, TX Health Facilities
             Development Corp., Revenue
             Bonds, 6.75% (East Texas
             Medical Center)/(Original
             Issue Yield: 7.00%),                   NR             3,022,620
             11/1/2025
                      Total                                      106,143,321
             UTAH -- 5.5%
  20,000,000 Intermountain Power Agency,
             UT, Power Supply
             Refunding Revenue Bonds
             (Series 1996D), 5.00%
             (Original Issue Yield:                 AA-           17,921,600
             5.40%), 7/1/2021
  13,500,000 Salt Lake City, UT Hospital
             Authority, Hospital
             Revenue Refunding Bonds
             (Series A), 8.125% (IHC
             Hospitals Inc., UT)/(United
             States Treasury COL)/
             (Original Issue Yield:                 AAA           16,148,970
             8.17%), 5/15/2015
   2,500,000 Salt Lake City, UT Hospital
             Authority, Hospital Revenue
             Refunding Bonds (Series B), 8.125%
             (IHC Hospitals Inc.,
             UT)/(Original Issue Yield:             AA             2,683,525
             8.17%), 5/15/2015
   2,650,000 Utah State HFA, Single Family
             Mortgage Bonds, 1995
             Issue I, 5.95%, 1/1/2024               Aaa            2,573,256
                      Total                                       39,327,351
             WASHINGTON -- 0.7%
   5,000,000 Pilchuck Development Public
             Corp., WA, Special
             Facilities Airport Revenue
             Bonds (Series 1993), Tramco,
             Inc. Project, 6.00% (Goodrich         BBB+            4,807,700
             (B.F.) Co.), 8/1/2023

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)

  PRINCIPAL                                       CREDIT
   AMOUNT                                         RATING*         VALUE
LONG-TERM MUNICIPALS -- CONTINUED
             WEST VIRGINIA -- 1.6%
$  3,800,000(a)Marion County, WV County
            Commission, Solid Waste
             Disposal Facility Revenue
             Bonds, 8.25% (American
             Power Paper Recycling),                NR         $   1,864,014
             12/1/2011
  20,000,000(a)Marion County, WV County
            Commission, Solid Waste
             Facility Revenue Bonds
             (Series 1993), 7.75%
             (American
             Power Paper Recycling),                NR             9,712,000
             12/1/2011
                      Total                                       11,576,014
             WYOMING -- 1.2%
   8,460,000 Sweetwater County, WY IDA,
             Solid Waste Disposal
             Revenue Bonds (Series A),
             7.00% (FMC Corp.),
             6/1/2024                               BBB            8,939,428
                      TOTAL LONG-TERM
                      MUNICIPALS
                      (IDENTIFIED COST                           710,929,033
                      $711,340,523)
                      TOTAL INVESTMENTS                      $   720,929,033
                      (IDENTIFIED COST
                      $721,340,523)(B)



Securities that are subject to Alternative Minimum Tax represent 39.04% of the portfolio as calculated based upon total portfolio market value.

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $722,468,690. The net unrealized depreciation of investments on a federal tax basis amounts to $1,539,657 which is comprised of $32,503,618 appreciation and $34,043,275 depreciation at September 30, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($729,252,646) at September 30, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL -- Collateralized
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTD -- Guaranty
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IFA -- Industrial Finance Authority
INS -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PCFA -- Pollution Control Finance Authority
PRF -- Prerefunded
SFM -- Single Family Mortgage
UT -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1996 (UNAUDITED)

ASSETS:
Total investments in securities, at value
(identified cost                                                           $    $720,929,033
721,340,523 and tax cost $722,468,690)
Income receivable                                                                 15,207,606
Receivable for investments sold                                                   13,014,089
Receivable for shares sold                                                         6,399,554
     Total assets                                                                755,550,282
LIABILITIES:
Payable for investments purchased                  $ 22,114,166
Payable for shares redeemed                             454,119
Income distribution payable                           3,491,795
Payable to Bank                                          14,165
Accrued expenses                                        223,391
     Total liabilities                                                            26,297,636
Net Assets for 69,739,072 shares                                                $729,252,646
outstanding
NET ASSETS CONSIST OF:
Paid in capital                                                                 $734,548,225
Net unrealized depreciation of                                                      (411,490)
investments
Accumulated net realized loss on                                                  (3,774,694)
investments
Undistributed net investment                                                      (1,109,395)
income
     Total Net Assets                                                           $729,252,646
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
CLASS A SHARES:
Net Asset Value Per Share                                                             $10.46
($634,089,786 &divide; 60,638,561
shares outstanding)
Offering Price Per Share                                                              $10.95
(100/95.50 of $10.46)*
Redemption Proceeds Per Share                                                         $10.46
CLASS B SHARES:
Net Asset Value Per Share                                                             $10.46
($71,449,911 &divide; 6,832,871
shares outstanding)
Offering Price Per Share                                                              $10.46
Redemption Proceeds Per Share                                                         $ 9.88
(94.50/100 of $10.46)**
CLASS C SHARES:
Net Asset Value Per Share                                                             $10.46
($23,712,949 &divide; 2,267,640
shares outstanding)
Offering Price Per Share                                                              $10.46
Redemption Proceeds Per Share                                                         $10.36
(99.00/100 of $10.46)**

* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                    $  23,976,191
EXPENSES:
Investment advisory fee                                       $2,229,131
Administrative personnel and services fee                        277,163
Custodian fees                                                    46,416
Transfer and dividend disbursing agent                           208,943
fees and expenses
Directors'/Trustees' fees                                          8,357
Auditing fees                                                      8,978
Legal fees                                                         5,771
Portfolio accounting fees                                         74,897
Distribution services fee -- Class C                              92,998
Shares
Distribution services fee -- Class B                             241,336
Shares
Shareholder services fee -- Class A                              805,087
Shares
Shareholder services fee -- Class C                               30,999
Shares
Shareholder services fee -- Class B                               80,445
Shares
Share registration costs                                          25,938
Printing and postage                                              65,611
Insurance premiums                                                 6,268
Taxes                                                             57,775
Miscellaneous                                                      4,864
   Total expenses                                              4,270,977
Waivers --
   Waiver of shareholder services fee --       $(450,849)
   Class A Shares
   Waiver of shareholder services fee --          (1,240)
   Class C Shares
      Total waivers                                             (452,089)
               Net expenses                                                     3,818,888
               Net investment income                                           20,157,303
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on investments                                               (3,770,484)
Net change in unrealized depreciation of                                      (13,843,673)
investments
   Net realized and unrealized loss on                                        (17,614,157)
   investments
      Change in net assets resulting from                                   $   2,543,146
      operations


(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                            ENDED
                                                         (UNAUDITED)        YEAR ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                            1996               1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS --
Net investment income                                  $   20,157,303      $ 44,749,297
Net realized gain (loss) on investments
($3,770,484, net loss, and $6,671,235,
net gain, respectively, as computed for                    (3,770,484)        7,079,845
federal tax purposes)
Net change in unrealized appreciation                     (13,843,673)      (13,521,713)
(depreciation)
 Change in net assets resulting from                        2,543,146        38,307,429
 operations
DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income
 Class A Shares                                           (19,034,760)      (41,611,908)
 Class C Shares                                              (621,523)       (1,219,692)
 Class B Shares                                            (1,629,187)       (1,898,925)
Distributions from net realized gains
 Class A Shares                                            (5,887,310)         (894,502)
 Class C Shares                                              (229,139)          (30,361)
 Class B Shares                                              (554,488)          (44,667)
 Change in net assets resulting from                      (27,956,407)      (45,700,055)
 distributions to shareholders
SHARE TRANSACTIONS--
Proceeds from sale of shares                              100,619,027       314,593,464
Net asset value of shares issued to
shareholders in payment of
distributions declared                                     15,892,010        27,833,467
Cost of shares redeemed                                  (109,593,372)     (336,588,031)
 Change in net assets resulting from share                  6,917,665         5,838,900
 transactions
 Change in net assets                                     (18,495,596)       (1,553,726)
NET ASSETS:
Beginning of period                                       747,748,242       749,301,968
End of period (including undistributed net
investment income of
$0 and $18,772, respectively)                          $  729,252,646    $  747,748,242


(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   SIX MONTHS
                     ENDED
                  (UNAUDITED)
                   SEPTEMBER                                  YEAR ENDED MARCH 31,
                      30,
                     1996      1996     1995     1994      1993     1992     1991     1990     1989     1988
NET ASSET VALUE,
BEGINNING OF          $10.82   $10.92   $11.20    $11.62   $10.98   $10.61   $10.47   $10.26   $10.03   $10.80
PERIOD
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment         0.29     0.66     0.67      0.66     0.66     0.67     0.71     0.72     0.72     0.73
 income
 Net realized and
 unrealized gain
 (loss)
 on investments       (0.24)   (0.09)   (0.05)    (0.40)     0.64     0.37     0.14     0.21     0.23   (0.77)
Total from
investment
operations              0.05     0.57     0.62      0.26     1.30     1.04     0.85     0.93     0.95   (0.04)
LESS
DISTRIBUTIONS
 Distributions
 from net
 investment           (0.31)   (0.66)   (0.67)    (0.66)   (0.66)   (0.67)   (0.71) (0.72)  (0.72)      (0.73)
 income
 Distributions
 from net
 realized gain on
 investments          (0.10)   (0.01)   (0.23)    (0.02)     0.00     0.00     0.00     0.00     0.00     0.00
Total                 (0.41)   (0.67)   (0.90)    (0.68)   (0.66)   (0.67)   (0.71)   (0.72)   (0.72)   (0.73)
distributions
NET ASSET VALUE,

END OF PERIOD         $10.46   $10.82   $10.92    $11.20   $11.62   $10.98   $10.61   $10.47   $10.26   $10.03
TOTAL RETURN(A)        0.48%    5.32%    5.90%     2.10%   12.13%   10.05%    8.42%    9.20%    9.76%  (0.17%)

RATIOS TO
AVERAGE
NET ASSETS
 Expenses             0.93%*    0.98%    0.92%     0.84%    0.80%    0.84%    0.89%    0.90%    0.95%   0.95%*
 Net investment
 income               5.60%*    5.97%    6.17%     5.59%    5.81%    6.17%    6.77%    6.80%    7.07%   7.28%*
 Expense waiver/
 reimbursement(b)     0.14%*      0.13%    --       --        --       --       --       --       --       --
SUPPLEMENTAL DATA
 Net assets, end
 of period (000     $634,090 $663,538 $708,712  $714,384 $706,126 $590,118 $511,611 $474,797 $440,445 $388,916
 omitted)
 Portfolio               17%      29%      41%       27%      13%       8%      45%      25%      58%      55%
 turnover


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         (UNAUDITED)       YEAR ENDED
                                        SEPTEMBER 30,       MARCH 31,
                                            1996         1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $10.82       $10.92       $11.06
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                       0.25         0.56         0.40
 Net realized and unrealized gain (loss)    (0.25)       (0.09)       (0.03)
 on investments
Total from investment operations             0.00         0.47         0.37
LESS DISTRIBUTIONS
 Distributions from net investment income   (0.26)       (0.56)       (0.40)
  Distributions from net realized gain on   (0.10)       (0.01)       (0.11)
                investments
Total distributions                         (0.36)       (0.57)       (0.51)
NET ASSET VALUE, END OF PERIOD             $10.46       $10.82       $10.92
TOTAL RETURN(B)                              0.03%        4.40%        3.49%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                    1.84%*       1.86%        1.84%*
 Net investment income                       4.77%*       5.23%        5.94%*
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                            $71,450       $58,296     $18,201
 Portfolio turnover                            17%          29%          41%


* Computed on an annualized basis.

(a) Reflects operations for the period from July 26, 1994 (date of initial public investment) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              Six Months
                                                Ended
                                             (unaudited)
                                             September 30,             Year Ended March 31,
                                                 1996          1996            1995           1994(a)
Net asset value, beginning of period          $10.82          $10.92          $11.20          $11.70
Income from investment operations
Net investment income                           0.26            0.56            0.58            0.52
Net realized and unrealized gain (loss)
on investments                                 (0.25)          (0.09)          (0.05)          (0.48)
Total from investment operations                0.01            0.47            0.53            0.04
Less distributions
Distributions from net investment income       (0.27)          (0.56)          (0.58)          (0.52)
Distributions from net realized
gain on investments                            (0.10)          (0.01)          (0.23)          (0.02)
Total distributions                            (0.37)          (0.57)          (0.81)          (0.54)
Net asset value, end of period                $10.46          $10.82          $10.92          $11.20
Total return(b)                                 0.04%           4.42%           4.96%           0.17%
Ratios to average net assets
Expenses                                        1.81%*          1.82%           1.81%           1.80%*
Net investment income                           4.75%*          5.16%           5.28%           4.70%*
Expense waiver/reimbursement(c)                 0.01%*          0.04%             -               -
Supplemental data
Net assets, end of period
(000 omitted)                                $23,713         $25,914         $22,389        $22,066
Portfolio turnover                                17%             29%             41%            27%


* Computed on an annualized basis.

(a) Reflects operations for the period from April 20, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(FORMERLY, LIBERTY MUNICIPAL SECURITIES FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

INVESTMENT RISK -- Although the Fund has a diversified portfolio, the Fund has 13% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1996, par value shares ($ 0.01 per share) authorized were as follows:

                    # OF PAR VALUE
CLASS NAME      CAPITAL STOCK AUTHORIZED
Class A             375,000,000
Class B             250,000,000
Class C             375,000,000


Transactions in capital stock were as follows:

                                                            September 30, 1996               March 31, 1996
Class A Shares                                          Shares             Amount         Shares            Amount
Shares sold                                           7,408,888      $  78,152,479       23,530,576      $  259,873,935
Shares issued to shareholders in payment of
distributions declared                                1,356,694         14,286,256        2,377,750          26,169,718
Shares redeemed                                      (9,471,777)       (99,364,084)     (29,468,002)       (325,138,363)
Net change resulting from Class A Share
transactions                                           (706,195)     $  (6,925,349)      (3,559,676)     $  (39,094,710)
                                                            September 30, 1996                March 31, 1996
Class B Shares                                          Shares            Amount            Shares         Amount
Shares sold                                           1,856,532      $  19,511,346        4,157,827      $   45,890,492
Shares issued to shareholders in payment of
distributions declared                                  103,012          1,085,079           91,690           1,011,056
Shares redeemed                                        (516,216)        (5,421,657)        (526,969)         (5,813,110)
Net change resulting from Class B Share
transactions                                          1,443,328      $  15,174,768        3,722,548      $   41,088,438

                                                           September 30, 1996                  March 31, 1996
Class C Shares                                          Shares            Amount            Shares         Amount
Shares sold                                             281,497      $   2,955,202          797,328      $    8,829,037
Shares issued to shareholders in payment of
distributions declared                                   49,401            520,675           59,235             652,693
Shares redeemed                                        (459,059)        (4,807,632)        (511,334)         (5,636,558)
Net change resulting from Class C Share
transactions                                           (128,161)     $  (1,331,755)         345,229      $    3,845,172
Net change resulting from share transactions            608,972      $   6,917,664          508,101      $    5,838,900


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisors, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to (a) a maximum of 0.30% of the Fund's average daily net assets, and (b) 4.50% of the gross income of the fund, excluding capital gains or losses.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                              PERCENTAGE OF AVERAGE DAILY
SHARE CLASS NAME                    DAILY NET ASSETS
Class B Shares                          0.75%
Class C Shares                          0.75%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of each class shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1996, were as follows:

PURCHASES             $122,549,518
SALES                 $126,487,806

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
J. Christopher Donahue
President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
Vice President
S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 313913105
Cusip 313913204
Cusip 313913303
8110104 (11/96)






                                 Appendix
A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $20,000 in Federated Municipal Securities Fund, Inc. in 1976 would have grown to $66,674. The `x'' axis reflects the cost of investment, the ``y'' axis reflects computation periods from 1976 to 1996, and the right margin reflects a total investment range from $0 to $70,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an yearly investment of $1,000 in Federated Municipal Securities Fund, Inc. in 1976 would have grown to $45,079. The `x'' axis reflects the cost of investment, the ``y'' axis reflects computation periods from 1976 to 1996, and the right margin reflects a total investment range from $0 to $48,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an investment of $25,000 in Federated Municipal Securities Fund, Inc. in 1976 would have grown to $46,456. The `x'' axis reflects the cost of investment, the ``y'' axis reflects computation periods from 1986 to 1996, and the right margin reflects a total investment range from $0 to $50,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.